Digital Currencies - Schedule of continuity of digital currencies (Details) $ in Thousands	12 Months Ended
	Mar. 31, 2024 USD ($) Coins	Mar. 31, 2023 USD ($) Coins
Disclosure Of Holdings Of Digital Currencies [Line Items]
Opening balance, digital currency	$ 65,899
Digital currency sold	(92,600)	$ (139,300)
Revaluation adjustment	0	(55,780)
Ending balance, digital currency	161,645	65,899
Bitcoin [Member]
Disclosure Of Holdings Of Digital Currencies [Line Items]
Opening balance, digital currency	65,772	117,669
Digital currency mined	111,002	77,482
Digital currency sold	(92,600)	(70,997)
Revaluation adjustment	77,084	(58,382)
Ending balance, digital currency	$ 161,258	$ 65,772
Digital currency, beginning balance | Coins	2,332	2,596
Digital currency mined | Coins	3,123	3,258
Digital currency sold | Coins	(3,168)	(3,522)
Revaluation adjustment | Coins	0	0
Digital currency, ending balance | Coins	2,287	2,332
Ethereum [Member]
Disclosure Of Holdings Of Digital Currencies [Line Items]
Opening balance, digital currency	$ 0	$ 52,302
Digital currency mined	28,424	28,424
Digital currency sold	(68,257)	(68,257)
Revaluation adjustment	(12,469)	(12,469)
Ending balance, digital currency	$ 0	$ 0
Digital currency, beginning balance | Coins	0	16,165
Digital currency mined | Coins	14,984	14,984
Digital currency sold | Coins	(31,149)	(31,149)
Revaluation adjustment | Coins	0	0
Digital currency, ending balance | Coins	0	0
Ethereum Classic [Member]
Disclosure Of Holdings Of Digital Currencies [Line Items]
Opening balance, digital currency	$ 117	$ 29
Digital currency mined	1	172
Digital currency sold		(45)
Revaluation adjustment	78	(39)
Ending balance, digital currency	$ 196	$ 117
Digital currency, beginning balance | Coins	5,718	625
Digital currency mined | Coins	28	6,180
Digital currency sold | Coins		(1,087)
Revaluation adjustment | Coins	0	0
Digital currency, ending balance | Coins	5,746	5,718